Reconciliation of Liabilities From Financing Activities (Tables)	12 Months Ended
Dec. 31, 2025
Reconciliation of Liabilities From Financing Activities [Abstract]
Schedule of Reconciliation of Liabilities From Financing Activities
2025	Lease
liabilities
US$
At January 1, 2025	735,550
Changes from financing cash flows	(724,633)
Interest paid classified as operating cash flows	(53,629)

Non-cash transactions:
New leases and remeasurement of lease modifications	905,949
Finance costs accrued	53,629
Exchange realignment	25,098
At December 31, 2025	941,964

2024	Lease
liabilities
US$
At January 1, 2024	606,061
Changes from financing cash flows	(721,892)
Interest paid classified as operating cash flows	(23,700)

Non-cash transactions:
Remeasurement of lease modifications	866,795
Finance costs accrued	23,700
Exchange realignment	(15,414)
At December 31, 2024	735,550
2023		Lease
	Loan notes	liabilities
	US$	US$
At January 1, 2023	8,745,192	785,687
Changes from financing cash flows	(27,720,827)	(730,908)
Interest paid classified as operating cash flows	-	(48,363)
Non-cash transactions:
New leases and remeasurement of lease modifications	-	549,622
Finance costs accrued	18,975,635	48,363
Exchange realignment	-	1,660
At December 31, 2023	-	606,061